Stock Option Plan and Stock-Based Compensation (Details 2) - Successor [Member]	3 Months Ended	10 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Risk-free interest rate		3.67%
Expected life of option grants		5 years 9 months
Expected volatility of underlying stock	61.65%	61.65%
Dividends assumption		(0.00%)
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Risk-free interest rate	3.67%
Expected life of option grants	5 years 9 months
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Risk-free interest rate	4.03%
Expected life of option grants	6 years 3 months